UNITED STATES
       		SECURITIES AND EXCHANGE COMMISSION
       			FORM 13F



       		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:


June 30, 2004

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
       		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  August 10, 2004


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	83
Form 13F Information Table Value Total:	$527,584


List of Other Included Managers:

No. 13F File Number		Name







 WALTER F. HARRISON, III











 WALTER F. HARRISON, III










            FORM 13F










   AS OFJUNE 30, 2004






                   FORM 13F














Name of Reporting Manager : Walter F. Harrison III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a) Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




ABERCROMBIE AND FITCH
Common
002896207
3,172,656
81,875
X


Walter Harrison
X


AFFILIATED MANAGERS GROUP
Common
008252108
3,457,951
68,651
X


Walter Harrison
X


AFFORDABLE RESIDENTIAL COMMUNITIES
Common
008273104
142,760
8,600
X


Walter Harrison
X


AFFORDABLE RESIDENTIAL COMMUNITIES
Common
038784203
999,993
184,521
X


Walter Harrison
X


AGERE SYSTEMS INC
Common
00845V100
240,667
104,638
X


Walter Harrison
X


AGILENT TECHNOLOGIES INC
Common
00846U101
798,114
27,258
X


Walter Harrison
X


ALLIANT TECHSYSTEMS INC
Common
018804104
19,365,128
305,733
X


Walter Harrison
X


ALTRIA GROUP
Common
02209S103
14,143,379
282,585
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP CMN
Common
030145205
2,239,975
387,539
X


Walter Harrison
X


ANTHRACITE CAPITAL INC
Common
037023108
4,309,925
359,760
X


Walter Harrison
X


BANK NEW YORK INC
Common
064057102
13,504,523
458,091
X


Walter Harrison
X


BJ SERVICES CO
Common
055482103
1,036,992
22,622
X


Walter Harrison
X


CABLEVISION SYSTEMS CORP
Common
12686C109
803,606
40,896
X


Walter Harrison
X


CADENCE DESIGN SYSTEMS INC
Common
127387108
1,947,560
133,121
X


Walter Harrison
X


CAESARS ENTERTAINMENT
Common
127687101
5,753,625
383,575
X


Walter Harrison
X


CAPITAL AUTOMOTIVE REIT
Common
139733109
16,202,772
552,430
X


Walter Harrison
X


CAPITAL CROSSING BANK
Common
140071101
10,687,820
192,400
X


Walter Harrison
X


CAREMARK RX INC
Common
141705103
16,957,512
514,800
X


Walter Harrison
X


CENDANT CORP
Common
151313103
3,411,092
139,342
X


Walter Harrison
X


CENTENE CORP DEL
Common
15135B101
2,066,666
53,610
X


Walter Harrison
X


CITIZENS COMMUNICATIONS COMPANY
Common
17453B101
4,438,280
366,800
X


Walter Harrison
X


CNA FINANCIAL CORP
Common
126117100
17,769,919
600,538
X


Walter Harrison
X


COMPUTER ASSOC INTL INC.
Common
204912109
14,446,691
514,850
X


Walter Harrison
X


COPPER MOUNTAIN NETWORKS INC
Common
217510205
161,059
12,895
X


Walter Harrison
X


CYBERONICS
Common
23251P102
10,204,824
305,900
X


Walter Harrison
X


DESIGN WITHIN REACH
Common
250557105
312,170
19,000
X


Walter Harrison
X


DIRECT TV GROUP
Common
25459L106
4,336,475
253,595
X


Walter Harrison
X


DITECH COMMUNICATIONS CORP
Common
25500M103
1,025,420
43,934
X


Walter Harrison
X


EBAY INC
Common
278642103
1,580,896
17,193
X


Walter Harrison
X


EVEREST REINSURANCE
Common
G3223R108
20,104,867
250,185
X


Walter Harrison
X


FANNIE MAE COMMON STOCK
Common
313586109
18,539,756
259,806
X


Walter Harrison
X


FAIRFAX FINANCIAL
Common
030390110
40
2,000
X


Walter Harrison
X


FIRST REPUBLIC BANK
Common
336158100
11,284,806
261,950
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A)
Class-A
345550107
19,341,661
364,937
X


Walter Harrison
X


HOLLINGER ITNL INC CL A
Common
435569108
5,367,763
319,700
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP
Common
436233100
4,600,482
1,260,406
X


Walter Harrison
X


HOME DEPOT
Common
437076102
2,866,477
81,434
X


Walter Harrison
X


INTERSIL CORP.
Common
46069S109
3,429,644
158,340
X


Walter Harrison
X


ITLA CAP CORP
Common
450565106
11,666,367
288,700
X


Walter Harrison
X


LABORATORY CORP AMER HLDGS CMN
Common
50540R409
2,110,373
53,158
X


Walter Harrison
X


LAKES ENTERTAINMENT INC
Common
51206P109
1,939,132
167,600
X


Walter Harrison
X


LIBERTY MEDIA
Common
530718105
13,432,930
1,494,208
X


Walter Harrison
X


LIBERTY MEDIA INTL INC
Common
530719103
2,344,980
63,207
X


Walter Harrison
X


LONE STAR STEAKHOUSE SALOON
Common
542307103
3,950,707
145,300
X


Walter Harrison
X


MAGNUM HUNTER RESOURCES
Common
55972F203
9,800,256
944,148
X


Walter Harrison
X


MAYORS JEWELERS INC
Common
578462103
316,147
410,580
X


Walter Harrison
X


METTLER TOLEDO INTL
Common
592688105
8,968,050
182,500
X


Walter Harrison
X


MICROMUSE INC
Common
595094103
4,240,838
633,907
X


Walter Harrison
X


NASDAQ-100 TRUST SERIES
Common
631100104
90,576
2,400
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INC
Common
649445103
6,923,952
352,723
X


Walter Harrison
X


NEWS CORPORATION LTD ADR PFD USDO
..1830
Preferred
652487802
1,859,397
56,551
X


Walter Harrison
X


NII HOLDINGS INC
Common
62913F201
3,541,661
105,125
X


Walter Harrison
X


NORTH FORK BANCORPORATION INC NY
Common
659424105
12,616,239
331,570
X


Walter Harrison
X


NTL (DELWARE) INC.
Common
62940M104
879,857
15,270
X


Walter Harrison
X


OCWEN FINANCIAL CORP
Common
675746101
7,748,282
643,545
X


Walter Harrison
X


ORBITZ, INC
Common
68556Y100
1,434,768
66,363
X


Walter Harrison
X


PFF BANCORP
Common
69331W104
7,045,808
189,200
X


Walter Harrison
X


PFIZER INC
Common
717081103
5,276,789
153,932
X


Walter Harrison
X


PULTE HOMES INC
Common
745867101
28,141,570
540,872
X


Walter Harrison
X


PREPAID LEGAL SERVICES
Common
740065107
257,984
10,826
X


Walter Harrison
X


PRICE COMMUNICATIONS
Common
741437305
2,046,636
138,661
X


Walter Harrison
X


PROGRESS SOFTWARE
Common
743312100
1,733,600
80,000
X


Walter Harrison
X


PROVIDIAN NATIONAL BANK 3.25 8/15/05
Convertible
74406AAA0
195,750
200,000
X


Walter Harrison
X


PROVIDIAN FINANCIAL CORP
Common
74406A102
1,200,314
81,821
X


Walter Harrison
X


RADIAN GROUP INC(CMAC)
Common
750236101
14,141,230
295,224
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC
Common
756240305
584,088
365,055
X


Walter Harrison
X


REDWOOD TRUST INC
Common
758075402
20,709,619
371,940
X


Walter Harrison
X


REYNOLDS & REYNOLDS CO CL-A
Class-A
761695105
14,857,856
642,363
X


Walter Harrison
X


SILICON GRAPHICS
Common
827056102
1,057,509
480,686
X


Walter Harrison
X


SMITH & WOLLENSKY RESTAURANT
Common
831758107
3,377,906
542,200
X


Walter Harrison
X


STANDARD & POORS DEP RCPTS SPDR
Common
78462F103
18,865,954
164,725
X


Walter Harrison
X


TIME WARNER INC
Common
887317105
2,982,517
169,654
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD
Common
881624209
5,480,007
81,572
X


Walter Harrison
X


UNITEDGLOBALCOM INC CL-A
Common
913247508
6,355,934
875,473
X


Walter Harrison
X


US BANCORP
Common
902973304
5,793,002
210,196
X


Walter Harrison
X


VERITAS SOFTWARE CORPORATION
Common
923436109
3,991,756
143,640
X


Walter Harrison
X


WADDELL & REED FIN, INC
Common
930059100
1,528,044
69,111
X


Walter Harrison
X


WASHINGTON MUTUAL, INC
Common
939322103
8,718,498
225,634
X


Walter Harrison
X


WEB METHODS INC
Common
94768C108
4,722
551
X


Walter Harrison
X


WESTWOOD ONE INC
Common
961815107
2,552,193
107,235
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD
Common
G96655108
15,553,172
415,305
X


Walter Harrison
X


WTS/INTERACTIVECORP 35.100 EXP 2/04/09
Misc
45840Q119
191,693
18,300
X


Walter Harrison
X


WTS/DIME BANCORP INC
Misc
25429Q110
21,736
197,600
X


Walter Harrison
X














Total Market Value


527,584,345







